UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                                  ------------------

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Contrarius Investment Management Limited
     Address:    2 Bond Street
                 St. Helier
                 Jersey JE2 3NP, Channel Islands

13F File Number: 28-13714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Andrew Radley
     Title:      Director
     Phone:      +44 1534 761101

     Signature, Place, and Date of Signing:

     /s/ Andrew Radley   St. Helier, Jersey, Channel Islands    November 5, 2012
     ---------------------------------------------------------------------------
     [Signature]           [City, State]                           [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $919,289
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number               Names

1    28-14796                           Contrarius Investment Management
                                        (Bermuda) Limited

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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
Gannett Co Inc                Com            364730101  105,082   5,920,106  SH     Defined    CIM(B)L  5,920,106
Apple Inc                     Com            037833100  103,827     155,638  SH     Defined    CIM(B)L    155,638
New York Times Co/The         Com            650111107   86,655   8,878,566  SH     Defined    CIM(B)L  8,878,566
Cisco Systems Inc             Com            17275R102   74,529   3,903,070  SH     Defined    CIM(B)L  3,903,070
NVIDIA Corp                   Com            67066G104   64,608   4,843,154  SH     Defined    CIM(B)L  4,843,154
Google Inc                    Com            38259P508   54,557      72,309  SH     Defined    CIM(B)L     72,309
EMC Corp/MA                   Com            268648102   43,149   1,582,296  SH     Defined    CIM(B)L  1,582,296
Safeway Inc                   Com            786514208   41,570   2,583,607  SH     Defined    CIM(B)L  2,583,607
Microsoft Corp                Com            594918104   41,560   1,396,521  SH     Defined    CIM(B)L  1,396,521
Symantec Corp                 Com            871503108   39,769   2,212,470  SH     Defined    CIM(B)L  2,212,470
Oracle Corp                   Com            68389X105   39,190   1,245,705  SH     Defined    CIM(B)L  1,245,705
Applied Materials Inc         Com            038222105   29,856   2,674,027  SH     Defined    CIM(B)L  2,674,027
Western Digital Corp          Com            958102105   27,109     699,955  SH     Defined    CIM(B)L    699,955
AllianceBernstein Holding     Com            01881G106   21,302   1,382,377  SH     Defined    CIM(B)L  1,382,377
LP
DISH Network Corp             Com            25470M109   20,602     673,036  SH     Defined    CIM(B)L    673,036
Entercom Communications       Com            293639100   20,043   2,921,685  SH     Defined    CIM(B)L  2,921,685
Corp
AngloGold Ashanti Ltd         ADR            035128206   17,262     492,508  SH     Defined    CIM(B)L    492,508
McClatchy Co/The              Com            579489105   14,480   6,493,431  SH     Defined    CIM(B)L  6,493,431
DreamWorks Animation SKG      Com            26153C103   13,581     706,221  SH     Defined    CIM(B)L    706,221
Inc
L-3 Communications            Com            502424104   13,223     184,400  SH     Defined    CIM(B)L    184,400
Holdings Inc
Corning Inc                   Com            219350105   10,187     774,655  SH     Defined    CIM(B)L    774,655
Sinclair Broadcast Group      Com            829226109    7,372     657,615  SH     Defined    CIM(B)L    657,615
Inc
WellPoint Inc                 Com            94973V107    6,001     103,440  SH     Defined    CIM(B)L    103,440
Seagate Technology PLC        Com            G7945M107    5,454     176,166  SH     Defined    CIM(B)L    176,166
Kinross Gold Corp             Com            496902404    4,970     486,808  SH     Defined    CIM(B)L    486,808
Janus Capital Group Inc       Com            47102X105    4,370     462,929  SH     Defined    CIM(B)L    462,929
Pozen Inc                     Com            73941U102    3,793     572,089  SH     Defined    CIM(B)L    572,089
Gilead Sciences Inc           Com            375558103    1,777      26,787  SH     Defined    CIM(B)L     26,787
Skechers U.S.A. Inc           Com            830566105    1,758      86,176  SH     Defined    CIM(B)L     86,176
eHealth Inc                   Com            28238P109    1,653      88,070  SH     Defined    CIM(B)L     88,070

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